December 31, 2002	• Separate Account A of Pacific Life & Annuity Company

Annual

Report

Pacific Life & Annuity

TABLE OF CONTENTS

SEPARATE ACCOUNT A

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$1,484,070

Aggressive Growth Portfolio		$87,400

Emerging Markets Portfolio			$66,043

Diversified Research Portfolio				$90,900

Small-Cap Equity Portfolio					$48,533

International Large-Cap Portfolio						$721,807

I-Net Tollkeeper Portfolio							$17,324

Financial Services Portfolio								$19,750

Receivables:

Due from Pacific Life & Annuity Company	18,176	—	130	—	—	19,820	—	—

Fund shares redeemed	—	4	—	4	2	—	1	1

Total Assets	1,502,246	87,404	66,173	90,904	48,535	741,627	17,325	19,751

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	4	—	4	2	—	1	1

Fund shares purchased	18,176	—	130	—	—	19,820	—	—

Other liabilities	95	8	5	5	3	50	2	2

Total Liabilities	18,271	12	135	9	5	19,870	3	3

NET ASSETS	$1,483,975	$87,392	$66,038	$90,895	$48,530	$721,757	$17,322	$19,748

Shares Owned in each Portfolio	246,560	14,026	11,144	11,280	3,671	139,034	6,293	2,507

Cost of Investments	$1,528,418	$88,422	$66,942	$91,366	$48,278	$704,732	$17,830	$20,107

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$74,679

Technology Portfolio		$63,308

Telecommunications Portfolio			$9,317

Multi-Strategy Portfolio				$144,824

Large-Cap Core Portfolio					$176,789

Strategic Value Portfolio						$83,703

Growth LT Portfolio							$687,380

Focused 30 Portfolio								$16,636

Receivables:

Due from Pacific Life & Annuity Company	—	—	—	—	—	—	15,543	—

Fund shares redeemed	4	3	—	7	8	4	—	1

Total Assets	74,683	63,311	9,317	144,831	176,797	83,707	702,923	16,637

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	4	3	—	7	8	4	—	1

Fund shares purchased	—	—	—	—	—	—	15,543	—

Other liabilities	6	3	1	9	9	5	45	2

Total Liabilities	10	6	1	16	17	9	15,588	3

NET ASSETS	$74,673	$63,305	$9,316	$144,815	$176,780	$83,698	$687,335	$16,634

Shares Owned in each Portfolio	10,548	19,977	3,306	11,607	11,870	12,270	52,552	3,316

Cost of Investments	$76,825	$70,178	$9,656	$147,871	$177,259	$87,227	$706,851	$17,462

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

ASSETS

Investments:

Mid-Cap Value Portfolio	$701,719

International Value Portfolio		$981,469

Capital Opportunities Portfolio			$200,167

Mid-Cap Growth Portfolio				$64,588

Global Growth Portfolio					$12,607

Equity Index Portfolio						$549,137

Small-Cap Index Portfolio							$335,658

Real Estate Portfolio (1)								$272,144

Receivables:

Due from Pacific Life & Annuity Company	10,997	15,529	322	—	—	14,951	6,668	186

Fund shares redeemed	—	—	—	3	1	—	—	—

Total Assets	712,716	996,998	200,489	64,591	12,608	564,088	342,326	272,330

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	—	—	3	1	—	—	—

Fund shares purchased	10,997	15,529	322	—	—	14,951	6,668	186

Other liabilities	51	48	14	4	2	34	22	21

Total Liabilities	11,048	15,577	336	7	3	14,985	6,690	207

NET ASSETS	$701,668	$981,421	$200,153	$64,584	$12,605	$549,103	$335,636	$272,123

Shares Owned in each Portfolio	61,613	95,548	32,467	15,018	1,841	26,267	41,651	22,522

Cost of Investments	$704,015	$970,280	$209,263	$64,814	$12,813	$562,303	$340,581	$284,098

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$4,317,462

Managed Bond Portfolio		$3,574,489

Money Market Portfolio			$2,326,733

High Yield Bond Portfolio				$768,188

Equity Income Portfolio					$409,512

Research Portfolio						$10,078

Equity Portfolio							$2,647

Aggressive Equity Portfolio								$92,287

Large-Cap Value Portfolio									$1,769,341

Receivables:

Due from Pacific Life & Annuity Company	121,882	47,964	12,729	6,383	—	—	—	195	33,007

Fund shares redeemed	—	—	—	—	20	1	—	—	—

Total Assets	4,439,344	3,622,453	2,339,462	774,571	409,532	10,079	2,647	92,482	1,802,348

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	—	—	—	20	1	—	—	—

Fund shares purchased	121,882	47,964	12,729	6,383	—	—	—	195	33,007

Other liabilities	247	229	115	148	24	2	1	6	108

Total Liabilities	122,129	48,193	12,844	6,531	44	3	1	201	33,115

NET ASSETS	$4,317,215	$3,574,260	$2,326,618	$768,040	$409,488	$10,076	$2,646	$92,281	$1,769,233

Shares Owned in each Portfolio	358,069	308,395	230,629	122,254	47,785	1,283	188	13,431	197,787

Cost of Investments	$4,171,202	$3,520,773	$2,327,778	$756,078	$407,311	$12,022	$2,804	$93,459	$1,781,767

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$1,630	$—	$1	$235	$257	$960	$—	$53

Total Investment Income	1,630	—	1	235	257	960	—	53

EXPENSES

Mortality and expense risk fees and administrative fees	4,538	279	127	492	207	1,852	28	74

Charges for Stepped-Up death benefit rider	257	12	10	32	19	149	—	6

Total Expenses	4,795	291	137	524	226	2,001	28	80

Net Investment Income (loss)	(3,165)	(291)	(136)	(289)	31	(1,041)	(28)	(27)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(3,338)	(1,370)	(18)	(5,406)	(3,158)	(18,987)	(13)	(19)

Net unrealized appreciation (depreciation) on investments	(44,348)	(1,022)	(899)	(466)	255	17,075	(506)	(357)

Net Realized and Unrealized Loss on Investments	(47,686)	(2,392)	(917)	(5,872)	(2,903)	(1,912)	(519)	(376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($50,851)	($2,683)	($1,053)	($6,161)	($2,872)	($2,953)	($547)	($403)

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INVESTMENT INCOME

Dividends (1)	$—	$—	$—	$2,269	$1,264	$7	$274	$—

Total Investment Income	—	—	—	2,269	1,264	7	274	—

EXPENSES

Mortality and expense risk fees and administrative fees	184	109	19	751	1,085	522	1,921	48

Charges for Stepped-Up death benefit rider	20	9	1	84	11	32	161	6

Total Expenses	204	118	20	835	1,096	554	2,082	54

Net Investment Income (Loss)	(204)	(118)	(20)	1,434	168	(547)	(1,808)	(54)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(65)	(75)	(7)	(4,262)	(51)	(3,162)	(3,261)	(24)

Net unrealized depreciation on investments	(2,146)	(6,870)	(339)	(3,047)	(470)	(3,524)	(19,471)	(826)

Net Realized and Unrealized Loss on Investments	(2,211)	(6,945)	(346)	(7,309)	(521)	(6,686)	(22,732)	(850)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($2,415)	($7,063)	($366)	($5,875)	($353)	($7,233)	($24,540)	($904)

(1)	Pacific Select Fund declared dividends on the Telecommunications and Focused 30 Portfolios during 2002. The amounts received during the period by these Variable Accounts were less than $1 and are not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INVESTMENT INCOME

Dividends	$4,045	$10,150	$397	$—	$—	$7,763	$2,287	$6,901

Total Investment Income	4,045	10,150	397	—	—	7,763	2,287	6,901

EXPENSES

Mortality and expense risk fees and administrative fees	2,217	2,857	633	277	9	1,700	966	1,358

Charges for Stepped-Up death benefit rider	192	236	47	28	—	134	83	146

Total Expenses	2,409	3,093	680	305	9	1,834	1,049	1,504

Net Investment Income (Loss)	1,636	7,057	(283)	(305)	(9)	5,929	1,238	5,397

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(3,424)	(23,878)	(128)	(2,654)	(2)	(5,537)	(3,375)	(1,162)

Net unrealized appreciation (depreciation) on investments	(2,296)	11,189	(9,096)	(226)	(206)	(13,166)	(4,923)	(11,954)

Net Realized and Unrealized Loss on Investments	(5,720)	(12,689)	(9,224)	(2,880)	(208)	(18,703)	(8,298)	(13,116)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($4,084)	($5,632)	($9,507)	($3,185)	($217)	($12,774)	($7,060)	($7,719)

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$9,839	$44,835	$8,286	$12,686	$3,543	$31	$12	$—	$16,044

Total Investment Income	9,839	44,835	8,286	12,686	3,543	31	12	—	16,044

EXPENSES

Mortality and expense risk fees and administrative fees	14,621	11,508	9,238	2,170	1,357	99	6	185	4,994

Charges for Stepped-Up death benefit rider	640	923	397	142	103	12	1	15	384

Total Expenses	15,261	12,431	9,635	2,312	1,460	111	7	200	5,378

Net Investment Income (Loss)	(5,422)	32,404	(1,349)	10,374	2,083	(80)	5	(200)	10,666

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(10,492)	(249)	(188)	(12,241)	(1,075)	(91)	(3)	(45)	(27,638)

Net unrealized appreciation (depreciation) on investments	146,260	53,716	(1,045)	12,110	2,201	(1,944)	(157)	(1,172)	(12,426)

Net Realized and Unrealized Gain (Loss) on Investments	135,768	53,467	(1,233)	(131)	1,126	(2,035)	(160)	(1,217)	(40,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,346	$85,871	($2,582)	$10,243	$3,209	($2,115)	($155)	($1,417)	($29,398)

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment gain (loss)	($3,165)	($291)	($136)	($289)	$31	($1,041)	($28)	($27)

Net realized loss from security transactions	(3,338)	(1,370)	(18)	(5,406)	(3,158)	(18,987)	(13)	(19)

Net unrealized appreciation (depreciation) on investments	(44,348)	(1,022)	(899)	(466)	255	17,075	(506)	(357)

Net Decrease in Net Assets Resulting from Operations	(50,851)	(2,683)	(1,053)	(6,161)	(2,872)	(2,953)	(547)	(403)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,398,808	95,524	60,501	100,361	60,297	617,018	14,241	19,445

Transfers between variable accounts, net	139,029	(5,285)	6,597	(3,874)	(8,893)	108,764	3,629	709

Transfers—surrenders	(1,900)	(21)	—	—	—	(514)	—	—

Transfers—other	(1,111)	(143)	(7)	569	(2)	(558)	(1)	(3)

Net Increase in Net Assets Derived from Policy Transactions	1,534,826	90,075	67,091	97,056	51,402	724,710	17,869	20,151

NET INCREASE IN NET ASSETS	1,483,975	87,392	66,038	90,895	48,530	721,757	17,322	19,748

NET ASSETS

Beginning of Period	—	—	—	—	—	—	—	—

End of Period	$1,483,975	$87,392	$66,038	$90,895	$48,530	$721,757	$17,322	$19,748

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment gain (loss)	($204)	($118)	($20)	$1,434	$168	($547)	($1,808)	($54)

Net realized loss from security transactions	(65)	(75)	(7)	(4,262)	(51)	(3,162)	(3,261)	(24)

Net unrealized depreciation on investments	(2,146)	(6,870)	(339)	(3,047)	(470)	(3,524)	(19,471)	(826)

Net Decrease in Net Assets Resulting from Operations	(2,415)	(7,063)	(366)	(5,875)	(353)	(7,233)	(24,540)	(904)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	76,346	66,045	9,545	145,546	176,542	90,118	627,618	16,735

Transfers between variable accounts, net	822	4,326	138	4,061	585	818	85,658	803

Transfers—surrenders	—	—	—	(174)	—	—	(774)	—

Transfers—other	(80)	(3)	(1)	1,257	6	(5)	(627)	—

Net Increase in Net Assets Derived from Policy Transactions	77,088	70,368	9,682	150,690	177,133	90,931	711,875	17,538

NET INCREASE IN NET ASSETS	74,673	63,305	9,316	144,815	176,780	83,698	687,335	16,634

NET ASSETS

Beginning of Period	—	—	—	—	—	—	—	—

End of Period	$74,673	$63,305	$9,316	$144,815	$176,780	$83,698	$687,335	$16,634

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment gain (loss)	$1,636	$7,057	($283)	($305)	($9)	$5,929	$1,238	$5,397

Net realized loss from security transactions	(3,424)	(23,878)	(128)	(2,654)	(2)	(5,537)	(3,375)	(1,162)

Net unrealized appreciation (depreciation) on investments	(2,296)	11,189	(9,096)	(226)	(206)	(13,166)	(4,923)	(11,954)

Net Decrease in Net Assets Resulting from Operations	(4,084)	(5,632)	(9,507)	(3,185)	(217)	(12,774)	(7,060)	(7,719)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	587,893	882,758	193,682	65,499	12,768	474,740	273,985	247,480

Transfers between variable accounts, net	118,356	106,797	16,169	1,941	56	88,982	69,012	32,561

Transfers—surrenders	(559)	(1,992)	—	—	—	(1,315)	(192)	(274)

Transfers—other	62	(510)	(191)	329	(2)	(530)	(109)	75

Net Increase in Net Assets Derived from Policy Transactions	705,752	987,053	209,660	67,769	12,822	561,877	342,696	279,842

NET INCREASE IN NET ASSETS	701,668	981,421	200,153	64,584	12,605	549,103	335,636	272,123

NET ASSETS

Beginning of Period	—	—	—	—	—	—	—	—

End of Period	$701,668	$981,421	$200,153	$64,584	$12,605	$549,103	$335,636	$272,123

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment gain (loss)	($5,422)	$32,404	($1,349)	$10,374	$2,083	($80)	$5	($200)	$10,666

Net realized loss from security transactions	(10,492)	(249)	(188)	(12,241)	(1,075)	(91)	(3)	(45)	(27,638)

Net unrealized appreciation (depreciation) on investments	146,260	53,716	(1,045)	12,110	2,201	(1,944)	(157)	(1,172)	(12,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	130,346	85,871	(2,582)	10,243	3,209	(2,115)	(155)	(1,417)	(29,398)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	4,210,559	3,119,554	2,608,583	635,782	366,404	12,205	2,729	83,215	1,617,073

Transfers between variable accounts, net	(15,702)	379,253	(271,886)	124,296	41,141	(10)	73	10,491	185,645

Transfers—surrenders	(8,285)	(10,683)	(7,373)	(2,294)	(1,089)	—	—	—	(3,171)

Transfers—other	297	265	(124)	13	(177)	(4)	(1)	(8)	(916)

Net Increase in Net Assets Derived from Policy Transactions	4,186,869	3,488,389	2,329,200	757,797	406,279	12,191	2,801	93,698	1,798,631

NET INCREASE IN NET ASSETS	4,317,215	3,574,260	2,326,618	768,040	409,488	10,076	2,646	92,281	1,769,233

NET ASSETS

Beginning of Period	—	—	—	—	—	—	—	—	—

End of Period	$4,317,215	$3,574,260	$2,326,618	$768,040	$409,488	$10,076	$2,646	$92,281	$1,769,233

See Notes to Financial Statements (This Separate Account commenced operations on April 1, 2002)

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income to average daily net assets for the period ended December 31, 2002 are shown in the table below. The ratio of expenses to average daily net assets for each of the Variable Accounts was 1.65% for the Innovations Select Standard Contracts and 1.85% for the Innovations Select Stepped-Up Contracts for the period ended December 31, 2002.

	AUV at End of Period for		Number of Units Outstanding at End of Period		Total Returns (2)

Variable Accounts (1)	Pacific Innovations Select Standard Contracts	Pacific Innovations Select Stepped-Up Contracts	Pacific Innovations Select Standard Contracts	Pacific Innovations Select Stepped-Up Contracts	Pacific Innovations Select Standard Contracts	Pacific Innovations Select Stepped-Up Contracts	Total Net Assets	Ratios of Investment Income to Average Net Assets (3)

Blue Chip	$7.43	$7.42	98,525	101,409	(25.72%)	(25.83%)	$1,483,975	0.59%

Aggressive Growth	7.60	7.58	7,166	4,347	(24.05%)	(24.16%)	87,392	0.00%

Emerging Markets	8.55	8.53	2,675	5,059	(14.53%)	(14.66%)	66,038	0.01%

Diversified Research	7.49	7.48	5,109	7,031	(25.07%)	(25.18%)	90,895	0.79%

Small-Cap Equity	7.25	7.23	1,898	4,807	(27.54%)	(27.65%)	48,530	2.04%

International Large-Cap	8.08	8.07	35,189	54,192	(19.18%)	(19.30%)	721,757	0.85%

I-Net Tollkeeper	6.95	6.94	2,481	10	(30.46%)	(30.56%)	17,322	0.00%

Financial Services	8.20	8.18	811	1,601	(18.03%)	(18.16%)	19,748	1.17%

Health Sciences	7.90	7.89	584	8,879	(20.97%)	(21.09%)	74,673	0.00%

Technology	5.60	5.60	1,956	9,355	(43.96%)	(44.05%)	63,305	0.00%

Telecommunications	6.78	6.77	797	579	(32.22%)	(32.32%)	9,316	0.00%

Multi-Strategy	8.73	8.72	3,773	12,838	(12.72%)	(12.85%)	144,815	5.00%

Large-Cap Core	7.31	7.30	20,401	3,794	(26.92%)	(27.03%)	176,780	1.92%

Strategic Value	7.31	7.30	5,983	5,481	(26.94%)	(27.05%)	83,698	0.02%

Growth LT	7.38	7.37	35,095	58,108	(26.18%)	(26.30%)	687,335	0.23%

Focused 30	7.15	7.14	10	2,318	(28.45%)	(28.56%)	16,634	0.00%

Mid-Cap Value	8.09	8.08	31,337	55,496	(19.12%)	(19.24%)	701,668	3.00%

International Value	8.24	8.23	48,651	70,489	(17.55%)	(17.68%)	981,421	5.86%

Capital Opportunities	7.32	7.30	8,270	19,118	(26.84%)	(26.95%)	200,153	1.03%

Mid-Cap Growth	5.67	5.66	3,948	7,456	(43.31%)	(43.40%)	64,584	0.00%

Global Growth	7.93	7.92	1,579	10	(20.69%)	(20.81%)	12,605	0.00%

Equity Index	7.66	7.65	33,694	38,048	(23.40%)	(23.52%)	549,103	7.52%

Small-Cap Index	7.53	7.52	13,429	31,170	(24.66%)	(24.78%)	335,636	3.90%

Real Estate (4)	9.09	9.08	6,014	23,959	(9.10%)	(9.24%)	272,123	8.34%

Inflation Managed	11.37	11.36	247,942	131,835	13.74%	13.57%	4,317,215	1.11%

Managed Bond	10.97	10.95	142,855	183,262	9.69%	9.53%	3,574,260	6.41%

Money Market	9.98	9.96	159,764	73,498	(0.21%)	(0.36%)	2,326,618	1.48%

High Yield Bond	9.44	9.42	44,552	36,892	(5.63%)	(5.78%)	768,040	9.68%

Equity Income	8.17	8.15	22,523	27,660	(18.33%)	(18.46%)	409,488	4.30%

Research	7.81	7.80	10	1,282	(21.90%)	(22.02%)	10,076	0.51%

Equity	7.31	7.30	10	352	(26.87%)	(26.98%)	2,646	2.56%

Aggressive Equity	7.01	7.00	3,983	9,199	(29.92%)	(30.02%)	92,281	0.00%

Large-Cap Value	7.56	7.55	100,224	134,075	(24.42%)	(24.54%)	1,769,233	5.30%

(1)	All the Variable Accounts commenced operations on April 1, 2002.

(2)	Total returns reflect a deduction for mortality and expense risk (M&E), administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are assessed at annual rates ranging from 1.65% to 1.85% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for the period less than one full year.

(3)	The ratios of investment income to average daily net assets are annualized for the period less than one full year.

(4)	Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirty-three subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account held by PL&A represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the  ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as an insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

Contracts funded by the Separate Account have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A charges the Separate Account daily for mortality and expense (M&E) risks assumed, administrative costs incurred in operating the Separate Account and issuing and administering the Contracts, and additional death benefit rider charges for Contract Owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

Pacific Innovations Select Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider

M&E Risk Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by PL&A.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk, administrative charges, and additional death benefit rider charges, if any (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2002 were as follows:

	Variable Accounts (1)

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total net proceeds from policy and M&E transactions	$1,546,547	$95,374	$67,078	$116,967	$61,949	$1,111,029	$17,869

Reinvested distributions from the Fund:

(a) Dividends from net investment income	1,630	—	1	235	257	960	—

(b) Distributions from capital gains	—	—	—	—	—	—	—

Sub-Total	1,548,177	95,374	67,079	117,202	62,206	1,111,989	17,869

Less: Cost of investments disposed during the period	19,759	6,952	137	25,836	13,928	407,257	39

Total cost of investments at end of period	1,528,418	88,422	66,942	91,366	48,278	704,732	17,830

Add: Unrealized appreciation (depreciation)	(44,348)	(1,022)	(899)	(466)	255	17,075	(506)

Total market value of investments at end of period	$1,484,070	$87,400	$66,043	$90,900	$48,533	$721,807	$17,324

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core	Strategic Value

Total net proceeds from policy and M&E transactions	$20,184	$77,227	$70,361	$9,683	$227,550	$177,114	$101,521

Reinvested distributions from the Fund:

(a) Dividends from net investment income	53	—	—	—	2,241	1,264	7

(b) Distributions from capital gains	—	—	—	—	28	—	—

Sub-Total	20,237	77,227	70,361	9,683	229,819	178,378	101,528

Less: Cost of investments disposed during the period	130	402	183	27	81,948	1,119	14,301

Total cost of investments at end of period	20,107	76,825	70,178	9,656	147,871	177,259	87,227

Add: Unrealized depreciation	(357)	(2,146)	(6,870)	(339)	(3,047)	(470)	(3,524)

Total market value of investments at end of period	$19,750	$74,679	$63,308	$9,317	$144,824	$176,789	$83,703

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total net proceeds from policy and M&E transactions	$721,870	$17,567	$715,697	$1,354,233	$209,514	$77,215	$12,824

Reinvested distributions from the Fund:

(a) Dividends from net investment income	274	—	2,614	10,150	397	—	—

(b) Distributions from capital gains	—	—	1,431	—	—	—	—

Sub-Total	722,144	17,567	719,742	1,364,383	209,911	77,215	12,824

Less: Cost of investments disposed during the period	15,293	105	15,727	394,103	648	12,401	11

Total cost of investments at end of period	706,851	17,462	704,015	970,280	209,263	64,814	12,813

Add: Unrealized appreciation (depreciation)	(19,471)	(826)	(2,296)	11,189	(9,096)	(226)	(206)

Total market value of investments at end of period	$687,380	$16,636	$701,719	$981,469	$200,167	$64,588	$12,607

	Equity Index	Small-Cap Index	Real Estate (2)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total net proceeds from policy and M&E transactions	$579,995	$352,550	$292,002	$4,544,502	$3,560,066	$2,650,452	$1,313,810

Reinvested distributions from the Fund:

(a) Dividends from net investment income	6,174	2,287	6,894	7,692	44,033	8,286	12,686

(b) Distributions from capital gains	1,589	—	7	2,147	802	—	—

Sub-Total	587,758	354,837	298,903	4,554,341	3,604,901	2,658,738	1,326,496

Less: Cost of investments disposed during the period	25,455	14,256	14,805	383,139	84,128	330,960	570,418

Total cost of investments at end of period	562,303	340,581	284,098	4,171,202	3,520,773	2,327,778	756,078

Add: Unrealized appreciation (depreciation)	(13,166)	(4,923)	(11,954)	146,260	53,716	(1,045)	12,110

Total market value of investments at end of period	$549,137	$335,658	$272,144	$4,317,462	$3,574,489	$2,326,733	$768,188

(1)	This Separate Account commenced operations on April 1, 2002.
(2)	The Real Estate Variable Account was formerly named REIT Variable Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts (1)

	Equity Income	Research	Equity	Aggressive Equity	Large-Cap Value

Total net proceeds from policy & M&E transactions	$408,858	$12,665	$2,802	$93,617	$1,908,205

Reinvested distributions from the Fund:

(a) Dividends from net investment income	3,543	31	12	—	16,044

(b) Distributions from capital gains	—	—	—	—	—

Sub-Total	412,401	12,696	2,814	93,617	1,924,249

Less: Cost of investments disposed during the period	5,090	674	10	158	142,482

Total cost of investments at end of period	407,311	12,022	2,804	93,459	1,781,767

Add: Unrealized appreciation (depreciation)	2,201	(1,944)	(157)	(1,172)	(12,426)

Total market value of investments at end of period	$409,512	$10,078	$2,647	$92,287	$1,769,341

(1) This Separate Account commenced operations on April 1, 2002.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life & Annuity Company

We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts) as of December 31, 2002, the related statements of operations, statements of changes in net assets and financial highlights for the period from commencement of operations through December 31, 2002. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2002, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

Annual Report

as of December 31, 2002

•	Separate Account A of Pacific Life & Annuity Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 7138

Pasadena, California 91109-7138

ADDRESS SERVICE REQUESTED

Form No.     N3555-3A